Average Annual Total Returns - Small Cap Value Fund	None 1 Year	None 5 Years	None 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.67%	7.53%	7.45%	4.63%	9.65%	8.66%